DESCRIPTION OF BUSINESS (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended									1 Months Ended	12 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended		12 Months Ended				12 Months Ended
	Nov. 30, 2009	Dec. 31, 2005	Dec. 31, 2012	Dec. 31, 2011	Dec. 28, 2012 RJLT Investments LLC [Member]	Dec. 28, 2012 Williams Industries LLC [Member]	Dec. 28, 2012 Kentucky Fuel Corporation [Member]	Dec. 31, 2012 Tennessee Property Ownership [Member]	Dec. 28, 2012 Kentucky Property and Mineral Rights [Member]	Dec. 18, 2012 Kentucky Property and Mineral Rights [Member]	Apr. 30, 2012 NewLead Holdings (US) Corp. [Member]	Dec. 31, 2012 NewLead Holdings (US) Corp. [Member]	Apr. 30, 2012 NewLead Mojave Holdings LLC. [Member]	Feb. 23, 2012 NewLead Mojave Holdings LLC. [Member]	Jul. 02, 2012 Senior Convertible Notes [Member]	May 22, 2012 Senior Convertible Notes [Member]	Nov. 30, 2009 Senior Convertible Notes [Member]	Dec. 31, 2009 Senior Convertible Notes [Member]	Dec. 31, 2012 Senior Convertible Notes [Member]	Dec. 31, 2012 Syndicate Facility Agreement [Member]	Dec. 31, 2012 Investment Bank of Greece [Member]	Dec. 31, 2012 Focus Maritime Corp. [Member]
Description Of Business [Line Items]
Entity Incorporation, Date of Incorporation		Jan. 12, 2005
Class of Warrant or Right, Outstanding																					416,667
Class of Warrant or Right, Exercise Price of Warrants or Rights																					24.00
Convertible Notes Payable																		$ 145,000
Convertible Notes Payable Due Date																		2015
Debt Indenture Date																		Oct. 13, 2009
Debt Conversion, Converted Instrument, Amount	20,000														124,900		20,000
Debt Conversion, Converted Instrument, Shares Issued	2,220,000															264,900,000	2,200,000
Long-term Debt, Gross																			100
Percentage Of Outstanding Shares Owned																						67.00%
Common Stock Voting Rights Percentage											100.00%	52.00%		50.00%
Other Long-term Debt, Current											3,000
Percentage Of Owned Subsidiary											100.00%		52.00%
Debt Instrument, Interest Rate, Stated Percentage			4.50%															7.00%
Line Of Credit Facility, Amount Outstanding																				129
Leasehold Interests Owned								55,000
Leasehold Interests Payable Current								30,000
Leasehold Interests Payable Noncurrent								25,000
Notes Payable, Current			$ 11,000	$ 0	$ 1,500	$ 2,000	$ 7,500		$ 11,000	$ 11,000